Columbia Funds Series Trust II
290 Congress Street
Boston, MA 02210
March 2, 2026
VIA EDGAR
Mr. Mark Cowan
U.S. Securities and Exchange Commission
Division of Investment Management, Disclosure Review Office
100 F Street, N.E.
Washington, D.C. 20549
RE:
Columbia Funds Series Trust II (the Registrant)
Columbia Select Global Equity Fund
Columbia Seligman Global Technology Fund

Post-Effective Amendment No. 254
File No. 333-131683 /811-21852
Dear Mr. Cowan:
Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectuses and Statement of Additional Information for the above-referenced funds do not differ from that contained in Registrant’s Post-Effective Amendment No. 254 (Amendment). This Amendment was filed electronically on February 26, 2026.
If you have any questions, please contact either me at (212) 850-1703 or Katina Walker at (612) 671-6990.
Sincerely,
Joseph D'Alessandro Vice President and Assistant Secretary Columbia Funds Series Trust II